Private Placements	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Abstract]
PRIVATE PLACEMENTS

NOTE 4 — PRIVATE PLACEMENTS

The Sponsor purchased an aggregate of 5,152,500 Private Placement Warrants, including 227,500 related to the over-allotment units, at a price of $1.00 per Private Placement Warrant from the Company in private placements that occurred simultaneously with the closing of the Initial Public Offering.

Each Private Placement Warrant is exercisable to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Warrants will be added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants (including the Common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until after the completion of an Initial Business Combination, subject to certain exceptions.

NOTE 4 — PRIVATE PLACEMENTS

The Sponsor purchased an aggregate of 5,152,500 Private Placement Warrants, including 227,500 related to the over-allotment units, at a price of $1.00 per Private Placement Warrant from the Company in private placements that occurred simultaneously with the closing of the Initial Public Offering.

Each Private Placement Warrant is exercisable to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment (see Note 9). The proceeds from the sale of the Private Placement Warrants will be added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants (including the Common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until after the completion of an Initial Business Combination, subject to certain exceptions.